                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: March 31, 2005
                                               --------------


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Highline Capital Management, LLC
Address:  1270 Avenue of the Americas, 4th Floor
          New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacob Doft
Title:  Chief Executive Officer
Phone:  (212) 332-2250

Signature, Place, and Date of Signing:

      /S/ JACOB DOFT          NEW YORK, NEW YORK            MAY 18, 2005
      --------------          ------------------            ------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                          ------------

Form 13F Information Table Entry Total:        7
                                          ------------

Form 13F Information Table Value Total:     $570,226
                                          ------------
                                          (thousands)



List of Other Included Managers:

None

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                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF             VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
           NAME OF ISSUER          CLASS     CUSIP    (X1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1.  AMERICA MOVIL SA DE CVS
    SPONSORE                        COM    02364w105   1,290        25,000   SH            Sole         0       25,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
2.  ANDRX GROUP CMN                 COM     34553107   3,401       150,000   SH            Sole         0      150,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
3.  ARIAD PHARMACEUTICALS INCCMN    COM    04033A100   7,086     1,265,400   SH            Sole         0    1,265,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
4.  ASHLAND INCCMN                  COM    044204105  34,788       515,600   SH            Sole         0      515,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
5.  ATI TECHNOLOGIES INCCMN         COM    001941103   6,743       390,000   SH            Sole         0      390,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
6.  BALL CORPORATIONCMN             COM    058498106  12,792       308,400   SH            Sole         0      308,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
7.  BLOCKBUSTER INC CLASS A COMMON  COM     93679108   2,208       250,000   SH            Sole         0      250,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
8.  BOSTON SCIENTIFIC CORP.COMMON   COM    101137107   7,323       250,000   SH            Sole         0      250,000     0      0
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9.  BUCYRUS INTERNATIONAL INCCMN C  COM     18759109  11,327       290,000   SH            Sole         0      290,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
10. CANADIAN PACIFIC RAILWAY LTDCM  COM    13645T100   7,841       218,000   SH            Sole         0      218,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
11. CAREMARK RX INCCMN              COM    141705103  12,531       315,000   SH            Sole         0      315,000     0      0
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12. CASH SYSTEMS INC CMN            COM    14756b102     197        26,400   SH            Sole         0       26,400     0      0
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13. CHIRON CORP CMN                 COM    170040109   7,012       200,000                 Sole         0      200,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
14. COMPANIA VALE DO RIO DOCESPON   COM    204412209   2,529        80,000   SH            Sole         0       80,000     0      0
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15. COMPTON PETROLEUM CORPCMN       COM    204940100   6,942       691,000   SH            Sole         0      691,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
16. COOPER COMPANIES INC (NEW)CMN   COM    216648402   7,290       100,000   SH            Sole         0      100,000     0      0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF             VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
           NAME OF ISSUER          CLASS     CUSIP    (X1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
17. CORAUTUS GENETICS, INC. CMN     COM    218139202   1,205       261,400   SH            Sole         0      261,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
18. CROMPTON CORP CMN               COM    227116100  10,220       700,000   SH            Sole         0      700,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
19. DADE BEHRING HOLDINGS INCCMN    COM    23342J206  16,259       275,900   SH            Sole         0      275,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
20. DREAMWORKS ANIMATION, INC.CMN   COM    26153C103   6,921       170,000   SH            Sole         0      170,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
21. ENCYSIVE PHARMACEUTICALS INC.   COM    29256x107     511        50,000   SH            Sole         0       50,000     0      0
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22. FINISH LINE INC CL-ACMN CLASS   COM    317923100   3,959       171,000   SH            Sole         0      171,000     0      0
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23. FREESCALE SEMICONDUCTOR, INC.C  COM    35687M107   6,534       385,500   SH            Sole         0      385,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
24. GEMSTAR-TV GUIDE INTERNATIONAL  COM    36866W106   3,534       812,400   SH            Sole         0      812,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
25. GERDAU AMERISTEEL CORP.         COM    37373p105   1,815       300,000   SH            Sole         0      300,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
26. GREAT WOLF RESORTS, INC.CMN     COM    391523107   2,211        88,600   SH            Sole         0       88,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
27. GREENFIELD ONLINE INC.CMN       COM    395150105   2,456       125,000   SH            Sole         0      125,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
28. GTECH HOLDINGS CORPORATION CMN  COM    400518106   7,177       305,000   SH            Sole         0      305,000     0      0
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29. GUITAR CENTER, INC              COM    402040109   3,290        60,000   SH            Sole         0       60,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
30. HALLIBURTON COMPANY CMN         COM    406216101  17,300       400,000   SH            Sole         0      400,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
31. HARRAHS ENTMT INCCMN            COM    413619107   9,170       142,000   SH            Sole         0      142,000     0      0
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32. HEWLETT-PACKARD CO.CMN          COM    428236103   4,388       200,000   SH            Sole         0      200,000     0      0
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33. HILTON HOTELS CORPCMN           COM    432848109   6,256       279,900   SH            Sole         0      279,900     0      0
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

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF             VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
           NAME OF ISSUER          CLASS     CUSIP    (X1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
34. IPSCO INCCMN                    COM    462622101  30,396       596,000   SH            Sole         0      596,000     0      0
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35. ISLE OF CAPRIS CASINO INC CMN   COM    464592104   9,953       375,000   SH            Sole         0      375,000     0      0
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36. JONES APPAREL GROUP             COM    480074103   6,698       200,000   SH            Sole         0      200,000     0      0
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37. KERZNER INTERNATIONAL LTDCMN    COM    P6065Y107  19,049       311,100   SH            Sole         0      311,100     0      0
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38. LAKES ENTERAINMENT INC CMN      COM    51206p109   1,800       100,000   SH            Sole         0      100,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
39. LENNOX INTERNATIONAL INC. CMN   COM    526107107   4,518       206,100   SH            Sole         0      206,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
40. LIBERTY MEDIA CORP NEWCMN SERI  COM    530719103   9,946       959,100   SH            Sole         0      959,100     0      0
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41. LIGAND PHARMACEUTICALS INC.     COM    53220k207   4,154       725,000   SH            Sole         0      725,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
42. LIONS GATE ENTERTAINMENT CORP   COM    535919203   3,094       280,000   SH            Sole         0      280,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
43. M T R GAMING GROUP INC CMN      COM    553769100     620        50,000   SH            Sole         0       50,000     0      0
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44. MANPOWER INC CMN                COM    56418h100   6,528       150,000   SH            Sole         0      150,000     0      0
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45. MERIDIAN RESOURCE CORPCMN       COM    58977Q109   1,135       220,000   SH            Sole         0      220,000     0      0
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46. MUELLER INDUSTRIES INCCMN       COM    624756102   1,765        62,700   SH            Sole         0       62,700     0      0
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47. NATIONAL OILWELL VARCO INC CMN  COM    637071101   4,101        87,810   SH            Sole         0       87,810     0      0
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48. NEIMAN MARCUS GROUP, INC.       COM    640204202   6,955        76,000   SH            Sole         0       76,000     0      0
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49. NEKTAR THERAPEUTICS CMN         COM    640268108   2,788       200,000   SH            Sole         0      200,000     0      0
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

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                                                      FORM 13F INFORMATION TABLE
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              COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF             VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
           NAME OF ISSUER          CLASS     CUSIP    (X1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
50. NEXTEL COMMUNICATIONS CL ACMN   COM    65332V103   6,699       235,700   SH            Sole         0      235,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
51. NII HOLDINGS, INC.CMN CLASS B   COM    62913F201  16,560       288,000   SH            Sole         0      288,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
52. NOVARTIS AG-ADR SPONSORED       COM    66987v109   7,719       165,000   SH            Sole         0      165,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
53. OMNICARE INC. CMN               COM    681904108   6,204       175,000   SH            Sole         0      175,000     0      0
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54. OWENS-ILLINOIS INCCMN           COM    690768403  23,632       940,000   SH            Sole         0      940,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
55. PACER INTERNATIONAL INCCMN      COM    69373H106   6,379       267,000   SH            Sole         0      267,000     0      0
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56. QUESTAR CORP CMN                COM    748356102   4,444        75,000   SH            Sole         0       75,000     0      0
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57. RCN CORPORATIONCMN              COM    749361200   7,377       370,700   SH            Sole         0      370,700     0      0
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58. RELIANT ENERGY, INC.CMN         COM    75952B105   5,908       519,200   SH            Sole         0      519,200     0      0
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59. RESEARCH IN MOTION              COM    760975102   5,732        75,000   SH            Sole         0       75,000     0      0
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60. SCHERING-PLOUGH CORP CMN        COM    806605101  11,059       609,300   SH            Sole         0      609,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
61. SCIENTIFIC GAMES CORPORATIONCM  COM    80874P109   1,942        85,000   SH            Sole         0       85,000     0      0
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62. SERENA SOFTWARE INC CMN         COM    817492101   6,427       270,500   SH            Sole         0      270,500     0      0
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63. SIEBEL SYSTEMS INCCMN           COM    826170102   3,469       380,000   SH            Sole         0      380,000     0      0
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64. SMITHFIELD FOODS INC.           COM    832248108   4,953       157,000   SH            Sole         0      157,000     0      0
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65. SPRINT CORP-FONCMN              COM    852061100  23,837     1,047,800   SH            Sole         0    1,047,800     0      0
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66. STATION CASINOS INC CMN         COM    857689103  13,510       200,000   SH            Sole         0      200,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
67. TARO PHARMACEUTICALS            COM    m8737e108   6,943       220,000   SH            Sole         0      220,000     0      0
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

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF             VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
           NAME OF ISSUER          CLASS     CUSIP    (X1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
68. TEREX CORP. (NEW) CMN
                                    COM    880779103  12,020       277,600   SH            Sole         0      277,600     0      0
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69. TEVA PHARMACEUTICALS IND
    LTD ADS                         COM    881624209   7,902       255,000   SH            Sole         0      255,000     0      0
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70. TIME WARNER INC.CMN             COM    887319101  11,099       632,400   SH            Sole         0      632,400     0      0
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71. TV AZTECA SA SPONS ADRSPONS     COM    901145102     511        59,100   SH            Sole         0       59,100     0      0
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72. TXU CORP                        COM    873168108   5,574        70,000   SH            Sole         0       70,000     0      0
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73. UNIVERSAL TRUCKLOAD SVCS INC.C  COM    91388p105   3,165       150,000   SH            Sole         0      150,000     0      0
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74. VALEANT PHARMACEUTICALS
    INTL CM                         COM    91911x104     901        40,000   SH            Sole         0       40,000     0      0
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75. VALOR COMMUNICATIONS GRP, INC.  COM    920255106   1,883       130,100   SH            Sole         0      130,100     0      0
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76. VERITAS SOFTWARE CORPORATIONCM  COM    923436109   5,935       255,600   SH            Sole         0      255,600     0      0
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77. WALTER INDS INC (NEW)CMN        COM    93317Q105   7,872       185,000   SH            Sole         0      185,000     0      0
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78. WELLPOINT INCCMN                COM    94973H108   9,815         78,300  SH            Sole         0       78,300     0      0
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                                                     570,226
                                                     =======
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